Fair Value Accounting	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Accounting
25.	FAIR VALUE ACCOUNTING

The ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$-	$-	$-	$-
Long-term investments	49,053	31,121	17,932	-
Other long-term investments	254,253	-	-	254,253
Long-term investments included in non-current assets held for sale	-	-	-	-
	$303,306	$31,121	$17,932	$254,253

Liabilities:
Payable to related parties	$71,886	$-	$71,886	$-
Rights offering derivative liabilities	928,280	456,827	471,453	$-
Embedded derivative liability	3,395	-	3,395	-
	$1,003,561	$456,827	$546,734	$-

	Fair Value at December 31, 2012
	Total	Level 1	Level 2	Level 3

Assets:
Short-term investments	$15,000	$15,000	$-	$-
Long-term investments	37,472	37,472	-	-
Other long-term investments	270,612	-	-	270,612
Long-term investments included in non-current assets held for sale	(2,280)	(2,280)	-	-
	$320,804	$50,192	$-	$270,612

Liabilities:
Payable to related parties	$-	$-	$-	$-
Rights offering derivative liability	-	-	-	-
Embedded derivative liability	8,876	-	8,876	-
	$8,876	$-	$8,876	$-

The Company’s short-term investments are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices of certain investments.

The Company’s freely tradeable long-term investments are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices of certain investments. Whereas, long-term investments with trading restrictions are classified within level 2 as they are valued by applying a liquidity discount to quoted market prices of certain investments.

The Company’s other long-term investments are classified within level 3 of the fair value hierarchy and consist of tax prepayments, the T-Bill and other investments.

The standby purchaser fee liability, included within payable to related parties, is classified within level 2 of the fair value hierarchy as its fair value is determined using the optimal currency of exercise for a right.

The Company’s rights offering derivative liabilities are classified within levels 1 and 2 of the fair value hierarchy. The derivative financial liability associated with rights held by the Company’s noncontrolling shareholders is classified within level 1 of the fair value hierarchy as its fair value is determined by reference to published market quotations for the rights. The derivative financial liability associated with rights held by Rio Tinto is classified within level 2 of the fair value hierarchy as its fair value is determined using a forward pricing model, which uses readily observable inputs.

The Company’s embedded derivative liability, included within the convertible credit facility (Note 10), is classified within level 2 of the fair value hierarchy as its fair value is determined using a Monte Carlo simulation valuation model, which uses readily observable market inputs.

The table below sets forth a summary of changes in the fair value, on a recurring basis, of the Company’s level 3 financial assets for the year ended December 31, 2013 and 2012.

	Tax Prepayment	T-Bills	Other Investments	Convertible Bonds	Totals
Balance, December 31, 2011	$136,103	$88,348	$32,277	$15,627	$272,355
Accrued interest	2,695	3,017	-	-	5,712
Foreign exchange gains	-	-	66	-	66
Fair value redeemed	-	-	(31,325)	-	(31,325)
Unrealized gains included in other comprehensive income	15,143	15,166	-	-	30,309
Unrealized gains included in earnings	-	-	9,122	2,311	11,433
Convertible Bond conversion	-	-	-	(17,938)	(17,938)
Balance, December 31, 2012	$153,941	$106,531	$10,140	$-	$270,612
Accrued interest	2,743	3,100	-	-	5,843
Foreign exchange losses	-	-	(139)	-	(139)
Fair value redeemed	-	-	(10,239)	-	(10,239)
Unrealized losses included in other comprehensive income	(11,725)	(337)	-	-	(12,062)
Unrealized gains included in earnings	-	-	238	-	238
Balance, December 31, 2013	$144,959	$109,294	$-	$-	$254,253

The fair values used in determining the following impairment losses were estimated using probability-weighted discounted cash flow models, which used significant unobservable inputs. Therefore, these fair value measurements are categorized within level 3 of the fair value hierarchy.

•	During the year ended December 31, 2013, Turquoise Hill recorded a $66.3 million impairment loss related to property, plant and equipment (Note 8 (c)).

•

During the year ended December 31, 2011, Turquoise Hill entered into an agreement with Ejin Jinda, a subsidiary of China Mongolia Coal Co. Ltd., to toll wash coal from the Ovoot Tolgoi mine. The agreement has a duration of 5-years from commencement and provides for an annual wet washing capacity of approximately 3.5 million tonnes of input raw coal.

Commercial operations at the wet washing facility have not commenced. Turquoise Hill identified the results of a trial sample from the wet washing facility and the delay in starting the commercial operations at the wet washing facility as indicators of impairment for the prepaid toll washing fees, which are part of the contract with Ejin Jinda. Updated estimates and assumptions related to wash yields from the facility were incorporated in a probability-weighted discounted cash flow model, using a discount rate of 10.4%, to estimate the fair value of the prepaid toll washing fees. As a result of the impairment assessment, a $30.2 million impairment loss on the $33.6 million of prepaid toll washing fees was recorded during the year ended December 31, 2013. The remaining carrying amount of the prepaid toll washing fees of $3.4 million is classified as prepaid expenses.